Employee Compensation (Details) € in Thousands	12 Months Ended
	Dec. 31, 2023 EUR (€) employee item	Dec. 31, 2022 EUR (€) employee	Dec. 31, 2021 EUR (€) employee item
Employee Compensation
Wages and salaries	€ 31,013	€ 20,566	€ 7,734
Employer's contribution to defined contribution plans	1,971	1,584	410
Share based payment expense	1,134	352	360
Other short-term benefits	1,352	492	147
Total employee compensation	€ 35,470	€ 22,994	€ 8,651
Average number of full time employees | employee	295	232	70
Number of full time employees at the end of year | employee	570	232	206
Number of seafarers at the end of year | item			148
Capitalized costs	€ 1,100	€ 900
Eneti Inc
Employee Compensation
Number of full time employees at the end of year | employee	99
Number of seafarers at the end of year | item	176
Onshore | Employee compensation
Employee Compensation
Wages and salaries	€ 16,957	8,873	€ 6,637
Employer's contribution to defined contribution plans	847	502	350
Share based payment expense	1,134	352	360
Other short-term benefits	611	178	145
Total employee compensation	€ 19,549	€ 9,905	€ 7,492
Average number of full time employees | employee	113	70	58
Employee compensation, bonus paid	€ 660
Offshore | Seafarer payroll
Employee Compensation
Wages and salaries	14,056	€ 11,693	€ 1,097
Employer's contribution to defined contribution plans	1,124	1,082	60
Other short-term benefits	741	314	2
Total employee compensation	€ 15,921	€ 13,089	€ 1,159
Average number of full time employees | employee	182	162	12